STOCK OPTION PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Activity
The Company issued the following stock options during the three and nine month periods ended September 30, 2015 and 2014, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Options granted	-	-	-	2,186,957

During the years ended December 31, 2014 and December 31, 2013 the Company issued the following stock options:
	Year Ended December 31,
	2014	2013

Options granted	2,423,742	5,038,605

Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model
The following assumptions were used for the nine months ended September 30, 2014 as no options were granted in 2015 and the three months ended September 30, 2014:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Expected volatility	N/A	N/A	N/A	92%
Expected term	N/A	N/A	N/A	6 years
Dividend yield	N/A	N/A	N/A	0.0%
Risk- free interest rate	N/A	N/A	N/A	1.57% - 1.58%
Stock price	N/A	N/A	N/A	$2.23 - $2.90
Forfeiture rate	N/A	N/A	N/A	0.0%

The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013

Expected volatility	86% - 92%	89% - 96%
Expected term	6 years	4-6 years
Dividend yield	0.0%	0.0%
Risk- free interest rate	1.57% - 1.63%	0.77% - 1.35%
Stock price	$0.85 - $2.90	$2.40
Forfeiture rate	0.0%	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding
A summary of the status of the options issued under the Plan at September 30, 2015, and information with respect to the changes in options outstanding, is as follows:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2014	7,339,118	$2.59	$-
Granted	-	-	-
Exercised	-	-	-
Cancelled	(167,454)	$2.78	-
Options outstanding at September 30, 2015	7,171,664	$2.59	$-

Options vested and expected to vest at September 30, 2015	7,171,664	$2.59	$-

Exercisable at September 30, 2015	4,456,031	$2.70	$-

Shares available for grant under the 2005 Plan	3,943,651

A summary of the status of the options issued under the Plan at December 31, 2014, and information with respect to the changes in options outstanding is as follows:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2013	5,758,463	$2.66	$-
Granted	2,423,742	$2.66	-
Exercised	-	-	-
Cancelled	(843,087)	$3.23	-
Options outstanding at December 31, 2014	7,339,118	$2.59	$-

Options vested and expected to vest at December 31, 2014	7,339,118	$2.59	$-

Exercisable at December 31, 2014	2,741,476	$2.81	$-

Shares available for grant under the 2005 Plan	3,776,197

Summary of Stock Options Outstanding
The following table summarizes information about stock options outstanding at September 30, 2015:

	Outstanding			Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price

$0.85	136,785	9.10	$0.85	37,995	$0.85
$1.30	100,000	9.02	$1.30	-	$1.30
$2.23	223,445	8.40	$2.23	97,757	$2.23
$2.40	5,188,107	7.44	$2.40	3,387,298	$2.40
$2.90	1,420,944	8.31	$2.90	830,598	$2.90
$8.00	65,000	4.82	$8.00	65,000	$8.00
$19.38	37,383	2.53	$19.38	37,383	$19.38

Total	7,171,664	7.64	$2.59	4,456,031	$2.70

The following table summarizes information about stock options outstanding at December 31, 2014:

	Outstanding			Exercisable

Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price

$0.85	136,785	9.84	$0.85	3,799	$0.85
$1.30	100,000	9.77	$1.30	-	$1.30
$2.23	223,445	9.15	$2.23	-	$2.23
$2.40	5,227,589	8.19	$2.40	2,387,170	$2.40
$2.90	1,548,916	9.07	$2.90	248,124	$2.90
$8.00	65,000	5.57	$8.00	65,000	$8.00
$19.38	37,383	3.28	$19.38	37,383	$19.38

Total	7,339,118	8.41	$2.59	2,741,476	$2.81

Stock-Based Compensation Costs
Stock-based compensation costs under the Plan for the three and nine month periods ended September 30, 2015 and 2014 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Research and development	$275,429	$209,411	$830,180	$756,997
General and administrative	658,900	874,639	2,027,109	2,745,082

Total	$934,329	$1,084,050	$2,857,289	$3,502,079

Stock-based compensation costs under the Plan for the year ended December 31, 2014 and 2013 are as follows:

	Year ended December 31,
	2014	2013

Research and development	$979,792	$572,741
General and administrative	3,543,876	884,035

Total	$4,523,668	$1,456,776